Loans Receivable - Summary of Information Relating to Troubled Debt Restructuring by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	20	17
Pre-Modification Outstanding Recorded Investment	$ 2,479	$ 1,437
Maturity Date Extension	174	1,437
Deferral of Principal Payments
Other	2,305
Total	2,479	1,437
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	11	2
Pre-Modification Outstanding Recorded Investment	2,306	198
Maturity Date Extension	26	198
Deferral of Principal Payments
Other	2,280
Total	2,306	198
Commercial Business Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	25
Maturity Date Extension
Deferral of Principal Payments
Other	25
Total	25
Consumer Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	8	7
Pre-Modification Outstanding Recorded Investment	148	168
Maturity Date Extension	148	168
Deferral of Principal Payments
Other
Total	148	168
Residential Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		1,053
Maturity Date Extension		1,053
Deferral of Principal Payments
Other
Total		1,053
Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		4
Pre-Modification Outstanding Recorded Investment		18
Maturity Date Extension		18
Deferral of Principal Payments
Other
Total		$ 18